Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
OPERATING REVENUE
Total operating revenue	$ 7,194,187	$ 3,166,228	$ 153,863
OPERATING COSTS
Cost, selling, general and administrative expenses	2,243,750	1,026,339	344,026
Total operating costs	2,243,750	1,026,339	344,026
INCOME (LOSS) FROM OPERATIONS	4,950,437	2,139,889	(190,163)
OTHER INCOME	59,377	166
INCOME (LOSS) BEFORE INCOME TAX PROVISION	5,009,814	2,140,055	(190,163)
PROVISION FOR INCOME TAXES	1,407,449	692,405	14,991
NET INCOME (LOSS)	3,602,365	1,447,650	(205,154)
OTHER COMPREHENSIVE LOSS
Foreign currency translation adjustment	(585,619)	(19,063)	(1,829)
COMPREHENSIVE INCOME (LOSS)	$ 3,016,746	$ 1,428,587	$ (206,983)
Earnings(loss) per ordinary common share- basic and diluted	$ 0.09	$ 0.04	$ (0.01)
Weighted average number of ordinary common shares- basic and diluted	40,544,863	40,000,000	40,000,000
Digital Advertising Services [Member]
OPERATING REVENUE
Total operating revenue	$ 7,174,050	$ 3,158,520	$ 153,145
Cash Rebate Services [Member]
OPERATING REVENUE
Total operating revenue	10,562	6,214	718
Payment Solution Services Related Party [Member]
OPERATING REVENUE
Total operating revenue	$ 9,575	$ 1,494